UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     November 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $271,955 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE    COM             02553E106    32893  1250200 SH       SOLE                  1250200        0        0
ANADIGICS INC                   COM             032515108     8150   450800 SH       SOLE                   450800        0        0
ART TECHNOLOGY GROUP INC        COM             04289L107     7717  2555226 SH       SOLE                  2555226        0        0
BROCADE COMMUNICATIONS SYS I    COM NEW         111621306    31672  3700000 SH       SOLE                  3700000        0        0
CASUAL MALE RETAIL GRP INC      COM             148711104    11648  1300000 SH       SOLE                  1300000        0        0
CB RICHARD ELLIS GROUP INC      CL A            12497T101    20254   727500 SH       SOLE                   727500        0        0
COLDWATER CREEK INC             COM             193068103     5430   500000 SH       SOLE                   500000        0        0
HOME DEPOT INC                  COM             437076102     9732   300000 SH       SOLE                   300000        0        0
INSIGHT ENTERPRISES INC         COM             45765U103    10840   420000 SH       SOLE                   420000        0        0
INTERNATIONAL COAL GRP INC N    COM             45928H106    12210  2750000 SH       SOLE                  2750000        0        0
JAMES RIVER COAL CO             COM NEW         470355207    17980  2900000 SH       SOLE                  2900000        0        0
M/I HOMES INC                   COM             55305B101    10418   750000 SH       SOLE                   750000        0        0
OPLINK COMMUNICATIONS INC       COM NEW         68375Q403    10953   801800 SH       SOLE                   801800        0        0
PEOPLESUPPORT INC               COM             712714302    13156  1100000 SH       SOLE                  1100000        0        0
QUALCOMM INC                    COM             747525103    34345   812700 SH       SOLE                   812700        0        0
RADYNE CORP                     COM NEW         750611402     4386   415356 SH       SOLE                   415356        0        0
RUTHS CHRIS STEAK HSE INC       COM             783332109     7125   500000 SH       SOLE                   500000        0        0
SRS LABS INC                    COM             78464M106     2124   289825 SH       SOLE                   289825        0        0
TELETECH HOLDINGS INC           COM             879939106    10760   450000 SH       SOLE                   450000        0        0
TRIDENT MICROSYSTEMS INC        COM             895919108     6830   429800 SH       SOLE                   429800        0        0
WIRELESS RONIN TECHNOLOGIES     COM             97652A203     3332   493693 SH       SOLE                   493693        0        0